BLACKROCK PACIFIC FUND, INC.
Fund Overview Key Facts About BlackRock Pacific Fund, Inc.
Investment Objective
The investment objective of BlackRock Pacific Fund, Inc. (“Pacific Fund” or the “Fund”) is to seek long-term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Pacific Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 19 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-60 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BLACKROCK PACIFIC FUND, INC.	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" for a complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BLACKROCK PACIFIC FUND, INC.	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	0.28%	0.36%	0.31%	0.30%	0.51%
Total Annual Fund Operating Expenses	1.13%	1.96%	1.91%	0.90%	1.61%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BLACKROCK PACIFIC FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	634	865	1,115	1,827
Investor B Shares	649	965	1,257	2,070
Investor C Shares	294	600	1,032	2,233
Institutional Shares	92	287	498	1,108
Class R Shares	164	508	876	1,911

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption BLACKROCK PACIFIC FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	199	615	1,057	2,070
Investor C Shares	194	600	1,032	2,233

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, Pacific Fund will invest at least 80% of its assets in a portfolio of equity securities of companies located in Far Eastern or Western Pacific countries. For the most part, these securities will be common stock and convertible securities. Many of the companies in which the Fund invests are located in markets generally considered to be emerging markets. The Fund invests in companies it believes are undervalued relative to the market. Current income from dividends and interest will not be an important factor in selecting the securities in which the Fund will invest.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Pacific Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
  Investment in a Particular Geographic Region or Country Risk — Asia-Pacific Countries — In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. Because the Fund will invest a substantial portion of its assets in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities, as measured in U.S. dollars, may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar.
  Investment Style Risk — Under certain market conditions, value investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Performance Information
The information shows you how Pacific Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI All Country Asia Pacific Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS Pacific Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 26.20% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.85% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2014 was –3.92%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns BLACKROCK PACIFIC FUND, INC.	1 Year	5 Years	10 Years
Investor A	14.59%	11.72%	7.58%
Investor A Return After Taxes on Distributions	10.48%	9.80%	5.79%
Investor A Return After Taxes on Distributions and Sale of Shares	9.61%	8.97%	5.86%
Investor B	15.39%	11.71%	7.47%
Investor C	18.96%	12.06%	7.33%
Institutional	21.22%	13.20%	8.42%
Class R	20.35%	12.30%	7.69%
MSCI All Country Asia Pacific Index (Reflects no deduction for fees, expenses or taxes)	11.97%	12.31%	7.27%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.